Note 4 - Inventories (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Inventory, LIFO Reserve	$ 264,527	$ 164,493
Inventory, LIFO Reserve, Period Charge	$ 100,000	$ 35,800